Condensed Financial Information of New Borun (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of New Borun
CONDENSED BALANCE SHEETS

CONDENSED BALANCE SHEETS

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
ASSETS
Current assets
Cash	128	128	21
Amounts due from subsidiaries	244,532,160	244,532,160	39,962,765
Total current assets	244,532,288	244,532,288	39,962,786
Investments in subsidiaries	1,351,862,978	1,431,816,950	233,995,251
Total assets	1,596,395,266	1,676,349,238	273,958,037

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables	4,664	4,681	765
Total current liabilities and total liabilities	4,664	4,681	765

Total shareholders’ equity	1,596,390,602	1,676,344,557	273,957,272
Total liabilities and shareholders’ equity	1,596,395,266	1,676,349,238	273,958,037

CONDENSED STATEMENTS OF INCOME

CONDENSED STATEMENTS OF INCOME

	Year Ended December 31,
	2012	2013	2014	2014
	(RMB)	(RMB)	(RMB)	($)
Operating expenses:
General and administrative	—	(5,188)	—	—
Loss from operations	—	(5,188)	—	—
Other income:
Interest income	—	—	—	—
Equity in earnings of subsidiaries	188,151,454	79,533,497	79,210,649	12,945,031
Income before income tax expense	188,151,454	79,528,309	79,210,649	12,945,031
Income tax expense	—	—	—	—
Net income	188,151,454	79,528,309	79,210,649	12,945,031

CONDENSED STATEMENTS OF CASH FLOWS

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2012	2013	2014	2014
	(RMB)	(RMB)	(RMB)	($)
Net cash used in operating activities	(18)	(5,332)	—	—
Net cash provided by investing activities	—	—	—	—
Net cash provided by financing activities	—	—	—	—
Effect of exchange rate changes on cash and cash equivalents	18	(34)	—	—
Net increase (decrease) in cash	—	(5,366)	—	—
Cash—beginning of year	5,494	5,494	128	21
Cash—end of year	5,494	128	128	21